Financial instruments recognized in the statement of financial position and related effect on the income statement (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 168,363	€ 189,049	€ 207,955
Financial assets, fair value	168,363	189,049	207,955
Financial liabilities	56,911	63,162	72,822
Financial liabilities, fair value	56,911	63,160	72,822
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Debt at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	56,911	63,160	72,822
Financial liabilities—non-current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	30,957	40,149	13,503
Financial liabilities, fair value	30,957	40,149	13,503
Financial liabilities—non-current portion | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Financial liabilities—non-current portion | Debt at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	30,957	40,149	13,503
Financial liabilities—current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,936	2,102	30,748
Financial liabilities, fair value	8,936	2,102	30,748
Financial liabilities—current portion | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Financial liabilities—current portion | Debt at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,936	2,102	30,748
Trade payables and others
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,018	20,911	28,573
Financial liabilities, fair value	17,018	20,911	28,573
Trade payables and others | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Trade payables and others | Debt at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	17,018	20,911	28,573
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	102,252	136,604	159,714
Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	66,111	52,445	48,241
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,796	35,119	39,878
Financial assets, fair value	9,796	35,119	39,878
Non-current financial assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,796	35,119	39,878
Non-current financial assets | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade receivables and others
Disclosure of detailed information about financial instruments [line items]
Financial assets	66,111	52,445	48,241
Financial assets, fair value	66,111	52,445	48,241
Trade receivables and others | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0	0
Trade receivables and others | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	66,111	52,445	48,241
Short-term investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,851	17,260	16,080
Financial assets, fair value	21,851	17,260	16,080
Short-term investments | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,851	17,260	16,080
Short-term investments | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	70,605	84,225	103,756
Financial assets, fair value	70,605	84,225	103,756
Cash and cash equivalents | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	70,605	84,225	103,756
Cash and cash equivalents | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0	€ 0